5. EXPLORATION AND EVALUATION ASSETS: Schedule of Exploration and Evaluation Assets (Tables)	12 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of Exploration and Evaluation Assets

	USA				Canada			Peru
	Horsethief	Twin Canyon	Bellview	BP	Others	Haldane	KRL	Tim	Others	Yanac	Total

Balance at September 30, 2019	$173,156	$-	$85,548	$248,975	$23,404	$1,433,291	$139,847	$1	$1,198,997	$425,012	$3,728,231

Additions during the year
Acquisition costs:
Property acquisition	-	185,012	-	-	-	31,250	101,000	-	-	-	317,262
	-	185,012	-	-	-	31,250	101,000	-	-	-	317,262
Exploration expenditures:
Aircraft charter	-	-	-	-	-	30,366	-	-	-	-	30,366
Camp, travel and meals	45,929	16,353	-	-	-	11,274	690	-	-	-	74,246
Community relations	-	-	-	-	-	1,420	-	-	-	-	1,420
Drilling	540,092	-	-	-	-	7,020	-	-	-	-	547,112
Field equipment rental	13,094	-	-	-	-	6,788	4	-	-	-	19,886
Field supplies and maps	12,761	3,266	-	-	-	5,397	-	-	-	-	21,424
Geochemical	114,324	11,375	1,870	1,478	-	2,100	-	-	-	-	131,147
Geological consulting	245,193	106,014	71	1,701	-	80,548	13,816	50	2,591	-	449,984
Geophysics	45,753	-	-	-		-	-	-	-		45,753
Legal and accounting	3,335	-	-	-	-	38	500	-	-	-	3,873
Licence and permits	43,400	29,316	10,368	33,424	3,501	5,335	-	-	-	5,885	131,229
Management fees	121,169	-	-	-	-	-	-	-	-	-	121,169
Reporting, drafting, sampling, and analysis	-	-	-	-	-	12,251	1,630	-	-	-	13,881
Trenching	31,267	-	-	-		-	-	-	-		31,267
	1,216,317	166,324	12,309	36,603	3,501	162,537	16,640	50	2,591	5,885	1,622,757
Less:
Recovered exploration expenditures	(1,210,473)	-	-	(25,009)	(3,359)	-	-	(10,000)	-	-	(1,248,841)
Write-down of properties	-		-	-	-	-	-	-	(87,338)	-	(87,338)

Net additions	5,844	351,336	12,309	11,594	142	193,787	117,640	(9,950)	(84,747)	5,885	603,840

Foreign currency translation	(363)	-	(71)	-	-	-	-	-	-	(6,076)	(6,509)

Balance at September 30, 2020	$178,637	$351,336	$97,786	$260,569	$23,546	$1,627,078	$257,487	$(9,949)	$1,114,250	$424,821	$4,325,562

ALIANZA MINERALS LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2020, 2019 AND 2018

(Presented in Canadian Dollars)

	USA				Canada			Peru

	Horsethief	Bellview	BP	Others	Haldane	KRL	Others	Yanac	Total

Balance at September 30, 2018	$223,045	$95,291	$248,975	$23,038	$471,424	$21,545	$1,197,974	$419,219	$2,700,511

Additions during the year
Acquisition costs:
Property acquisition	-	-	-	-	178,125	21,500	-	-	199,625
	-	-	-	-	178,125	21,500	-	-	199,625
Exploration expenditures:
Aircraft charter	-	-	-	-	34,319	18,093	-	-	52,412
Camp, travel and meals	37,230	24,749	23,130	-	129,498	15,595	37	-	230,239
Community relations	-	-	-	-	2,840	-	-	-	2,840
Drilling	-	-	-	-	315,801	-	-	-	315,801
Field equipment rental	9,652	7,931	3,515	-	20,381	2,145	513	-	44,137
Field supplies and maps	4,048	409	1,025	-	31,110	933	-	-	37,525
Geochemical	7,133	-	12,101	-	(804)	-	-	-	18,430
Geological consulting	141,211	20,196	72,553	-	268,826	46,880	474	-	550,140
Legal and accounting	790	552	1,781	187	54	-	-	-	3,364
Licence and permits	15,103	10,327	33,298	3,561	1,486	-	-	5,874	69,649
Management fees	27,706	10,866	6,931	-	-	-	-	-	45,503
Reporting, drafting, sampling, and analysis	-	39,729	-	-	20,231	13,156	-	-	73,116
	242,873	114,759	154,334	3,748	823,742	96,802	1,024	5,874	1,443,156

Less:
Yukon Mining Incentive Refund	-	-	-	-	(40,000)	-	-	-	(40,000)
Recovered exploration expenditures	(292,762)	(124,502)	(154,334)	(3,382)	-	-	-	-	(574,980)

Net additions	(49,889)	(9,743)	-	366	961,867	118,302	1,024	5,874	1,027,801

Foreign currency translation	-	-	-	-	-	-	-	(81)	(81)

Balance at September 30, 2019	$173,156	$85,548	$248,975	$23,404	$1,433,291	$139,847	$1,198,998	$425,012	$3,728,231